Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Current tax expense:
Current year			$ 7,367	$ 6,011		$ 4,763
Deferred tax expense:
Origination and reversal of temporary differences			(3,391)	905		1,579
Utilization (benefit) of tax losses recognized			1,452	(1,268)		(1,082)
Total deferred tax income expense (benefit)			(1,939)	(363)		497
Total income tax expense in consolidated net income	$ 273		5,428	5,648	[2]	5,260
Mexico
Current tax expense:
Current year			6,311	5,123		3,545
Deferred tax expense:
Origination and reversal of temporary differences			(2,676)	(438)		(283)
Utilization (benefit) of tax losses recognized			1,962	(1,136)		(679)
Total deferred tax income expense (benefit)			(714)	(1,574)		(962)
Total income tax expense in consolidated net income			5,597	3,549		2,583
Foreign
Current tax expense:
Current year			1,056	888		1,218
Deferred tax expense:
Origination and reversal of temporary differences			(715)	1,343		1,862
Utilization (benefit) of tax losses recognized			(510)	(132)		(403)
Total deferred tax income expense (benefit)			(1,225)	1,211		1,459
Total income tax expense in consolidated net income			$ (169)	$ 2,099		$ 2,677

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18